Note 8 - Investment in Affiliates (Details) - Financial Information of Equity Method Investees - Balance Sheets (Equity Method Investments [Member], CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments [Member]
Schedule of Investments [Line Items]
Current assets	641,314	970,114
Non-current assets	556,067	243,230
Current liabilities	582,734	721,431
Non-current liabilities	1,057	743